Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 400	$ 368
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	156	115
Deferred income taxes	(24)	(26)
(Income) loss from equity investments, net	(108)	12
Share-based compensation cost	719	506
Operating lease expense	32	27
Gain on business divestiture	0	(131)
Other non-cash operating activities, net	6	(18)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	214	(12)
Contract assets, net (including contract assets from related parties)	(153)	93
Prepaid expenses and other assets	(23)	4
Accrued compensation and benefits	(12)	(21)
Contract liabilities (including contract liabilities from related parties)	(171)	119
Tax liabilities	(38)	(22)
Operating lease liabilities	(25)	(22)
Other liabilities (including payables to related parties)	136	(93)
Net cash provided by (used for) operating activities	1,109	899
Cash flows provided by (used for) investing activities:
Purchases of short-term investments	(465)	(405)
Proceeds from maturity of short-term investments	945	405
Purchases of equity investments	(105)	(3)
Purchases of intangible assets	(16)	(9)
Proceeds from business divestiture	0	127
Proceeds from sale or liquidation of equity investments	1	0
Purchases of property and equipment	(269)	(292)
Payments for acquisitions, net of cash acquired	(249)	0
Other investing activities, net, including investments in convertible loans	(6)	1
Net cash provided by (used for) investing activities	(164)	(176)
Cash flows provided by (used for) financing activities:
Payments of intangible asset obligations	(49)	(37)
Proceeds from Employee Stock Purchase Plan	40	35
Other financing activities, net	(23)	(24)
Payments of withholding tax on vested shares	(407)	(287)
Net cash provided by (used for) financing activities	(439)	(313)
Effect of foreign exchange rate changes on cash and cash equivalents	(6)	23
Net increase (decrease) in cash and cash equivalents	500	433
Cash and cash equivalents at the beginning of the period	2,751	2,085
Cash and cash equivalents at the end of the period	3,251	2,518
Non-cash investing and financing activities:
Non-cash additions in property and equipment	18	10
Non-cash additions in finance lease right-of-use assets	0	56
Non-cash additions in intangible assets	4	127
Non-cash additions in operating lease right-of-use assets	63	57
Non-cash additions in operating lease liabilities	63	66
Non-cash withholding tax on vested shares	18	83
Non-cash settlement of preexisting net receivable in exchange for net assets acquired in business combination	$ 14	$ 0